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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    EMERGING
                                     MARKETS
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/07

[LOGO]PIONEER
      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             16
Schedule of Investments                                     18
Financial Statements                                        27
Notes to Financial Statements                               36
Trustees, Officers and Service Providers                    46

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13% during the same period.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and while U.S. economic growth has slowed, we believe that continuing growth at a slower rate appears to be more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control,

Letter

with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for investors generally will continue to be positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,
/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
--------------------------------------------------------------------------------

Pioneer Emerging Markets Fund outperformed both its benchmark index and its peer group for the six-month period ended May 31, 2007. Class A shares of the Fund produced a total return of 22.55% at net asset value for the six-month period ended May 31, 2007, outpacing the 17.50% return of the MSCI Emerging Markets Index for the same period. The Fund's Class A shares also outperformed the 18.32% average return of the 251 funds in the Lipper peer group.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

In the following interview, Christopher Smart, Pioneer Emerging Market Fund's portfolio manager, discusses the factors that influenced performance during the six months ended May 31, 2007.

Q:   How did emerging markets equities perform during the reporting period?

A: For reasons both fundamental and technical in nature, emerging markets equities performed very well during the past six months. Looking first at the fundamentals, we are seeing a period of unprecedented financial strength for emerging nations. Impressive economic growth has led to significant improvements in both government finances and corporate balance sheets, fueling investors' confidence in the asset class. In addition, emerging market valuations remain below those of the developed markets, as the pace of corporate earnings growth has been much higher. On the technical side, a high level of global liquidity - i.e., the abundance of cash available for investment in the financial markets - has boosted performance for all higher-risk asset classes, particularly emerging market equities.

     These trends are reflected in the performance of the Fund's benchmark - the MSCI Emerging Markets Index - relative to the developed markets (as measured by the MSCI World Index) over the one-, three-, five- and ten-year periods as of May 31, 2007:

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               1-year    3-year    5-year    10-year
---------------------------------------------------------------------
MSCI Emerging Markets Index    38.59%    36.46%    27.45%    9.47%
MSCI World Index               24.51%    17.85%    12.75%    7.65%

     Past performance is no guarantee of future results.

Q:   How would you characterize the Fund's performance?

A: As we have stated in past shareholder reports, we believe the Fund's strong showing is largely a result of the effectiveness of our investment process. To review, we combine top-down country analysis - which is designed to identify the most attractive markets within the asset class - with bottom-up fundamental research that seeks to identify companies that are undervalued relative to their growth prospects. This approach has worked well over time: Class A shares of the Fund have outperformed both the benchmark and Lipper peer group over the one-, three-, five- and ten-year periods as of May 31, 2007:

                                     1-year    3-year    5-year     10-year
----------------------------------------------------------------------------
Pioneer Emerging Markets Fund
Class A Shares                       43.75%    39.70%    28.68%     11.47%
MSCI Emerging Markets Index          38.59%    36.46%    27.45%      9.47%
Lipper Emerging Markets
Funds                                39.16%    35.52%    26.59%     10.25%

     Past performance is no guarantee of future results.

Q: What factors contributed to the Fund's outperformance during the semiannual period?

A: Our stock selection was strongest in South Korea, where the Fund's holdings returned approximately 42%, well above the 18% gain for the markets as a whole. Performance again was helped by investments that we mentioned in each of the last two shareholder reports: the shipbuilding stocks Hyundai Heavy Industries and Samsung Heavy Industries. Despite having already rallied substantially coming into the semiannual period, the two stocks returned about 140% and 76%, respectively, during the past half-year. Both have been helped by rising ship prices and a growing order backlog, trends that have been fueled, in part, by the continued strength in commodities prices.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

     The Fund's next-best country in terms of stock selection was South Africa, where our holdings returned about 29% versus a gain of 20% for the broader market. Performance was helped by our holdings in construction and infrastructure stocks, such as Aveng and Murray & Roberts, which have benefited from the government's plan to spend more than $60 billion on infrastructure investments in the next three years.

     Our stock picks in Russia also outperformed the market by a comfortable margin. While the Russian index was down nearly 8% due to the perception of rising political risk, the stocks held in the Fund produced a gain of about 1%. This is largely due to a focus on the Russian consumer sector over energy stocks. For example, our holding in cellular provider Vimplecom returned about 24% for the period. Also performing well was TMK - Russia's largest manufacturer of oil and gas pipelines - which rose about 26% on expectations of increased drilling activity.

Q: What were some elements of your positioning that detracted from performance?

A: The factor taking the largest bite out of the Fund's relative performance was its below-benchmark weighting in the strong Polish market. This underweight was based on our view that there were better bottom-up investment opportunities elsewhere, but in the short term it proved detrimental to performance. Also detracting was the fact that the portfolio was not invested in the top-performing stocks in Turkey. While the leaders in that market largely included steel, telecoms, and oil refiners, the Fund was tilted toward the underperforming financials sector.

Q:   In what areas have you been finding opportunities?

A: We continue to look for fundamentally sound companies located in countries with rapid economic growth and falling interest rates. More specifically, we are looking for companies that can benefit from what we see as the two most important trends in the emerging markets - the rapid build-out of infrastructure and the growing spending and saving power of consumers. We believe some of the best such opportunities can be found in Brazil and Russia, but we have found what we believe to be attractive investments in other regions as well. A recent addition to the portfolio is LG Household and Healthcare, a South Korean cosmetics company that sells its

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     products door-to-door. Management has streamlined the company's product line, positioning it to take advantage of the nascent consumer recovery in Korea. We also added America Movil, the dominant cellular service provider in Latin America. The company has been gaining subscribers as consumers' disposable income grows, all while keeping its costs under control.

     China and India have both gained a great deal of attention due to their explosive economic growth and booming financial markets. We are always looking for investment opportunities in these two countries, but given the recent performance of those markets, we remain very selective. A notable addition during the past six months was Yanzhou Coal Mining, which as one of China's coal miners is positioned to take advantage of the country's rapidly growing energy needs.

Q:   What is your broad view regarding the emerging markets?

A: Investors in the emerging markets have enjoyed outstanding returns not just during the past six months, but also over the past five years. While we do not expect the asset class to keep up this pace indefinitely, we believe that many of the underlying fundamentals that have supported this rally still remain in place. Global growth has remained on track, earnings growth has been robust and, perhaps most important, balance sheets have been exceptionally strong compared with five to ten years ago. The result is that emerging market companies are now growing from a position of strength, which should make them less vulnerable to unfavorable external developments. We believe this positive fundamental backdrop should continue to provide a firm underpinning for emerging market equities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                              24.1%
Industrials                                             18.2%
Energy                                                  16.0%
Materials                                               12.4%
Consumer Discretionary                                  12.2%
Telecommunication Services                               7.1%
Consumer Staples                                         5.7%
Information Technology                                   3.4%
Utilities                                                0.9%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Brazil                                                  15.8%
South Korea                                             14.6%
South Africa                                            12.8%
Russia                                                  10.1%
People's Republic of China                               9.4%
Taiwan                                                   7.2%
Mexico                                                   4.8%
India                                                    3.2%
Indonesia                                                2.8%
Philippines                                              2.0%
United States                                            2.0%
Israel                                                   1.9%
Turkey                                                   1.9%
Singapore                                                1.9%
Poland                                                   1.8%
Argentina                                                1.1%
Malaysia                                                 1.1%
Sweden                                                   1.1%
Peru                                                     1.0%
Hungary                                                  1.0%
Other (Individually less than 1%)                        2.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Petrobras Brasileiro (A.D.R)                        3.33%
 2. Companhia Vale do Rio Doce (A.D.R)                  2.01
 3. Lojas Renner SA                                     1.66
 4. Net Servicos de Comunicacao SA                      1.66
 5. Samsung Heavy Industries Co., Ltd.                  1.63
 6. Hyundai Heavy Industries                            1.56
 7. Fomento Economico Mexicano SA de C.V. (A.D.R.)      1.56
 8. Hon Hai Precision Industry                          1.47
 9. Taiwan Semiconductor Manufacturing Co. (A.D.R)      1.41
10. Anglo American Platinum Corp., Ltd.                 1.40

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class        5/31/07         11/30/06
----------------------------------------
 A          $35.45            $29.06
 B          $31.88            $26.19
 C          $31.82            $26.12
 R          $34.69            $28.52
 Y          $37.70            $30.95

Distributions Per Share
--------------------------------------------------------------------------------

                         12/1/06 - 5/31/07
                         -----------------
         Net Investment     Short-Term       Long-Term
Class       Income         Capital Gains    Capital Gains
---------------------------------------------------------
 A          $0.0703           $    -           $    -
 B          $     -           $    -           $    -
 C          $     -           $    -           $    -
 R          $0.1368           $    -           $    -
 Y          $0.2054           $    -           $    -


Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2007)

                                        Net Asset    Public Offering
Period                                 Value (NAV)     Price (POP)
10 Years                                11.47%             10.81%
5 Years                                 28.68              27.16
1 Year                                  43.75              35.46
--------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                         Gross               Net
                                         1.90%              1.90%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Emerging     MSCI Emerging
                                   Markets Fund       Markets Index
5/97                                 $  9,425           $ 10,000
5/99                                 $  7,453           $  7,419
5/01                                 $  7,323           $  6,848
5/03                                 $  7,651           $  6,876
5/05                                 $ 13,096           $ 12,653
5/07                                 $ 27,912           $ 24,706

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through 4/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2007)

                                          If                 If
Period                                   Held             Redeemed
10 Years                                10.56%             10.56%
5 Years                                 27.61              27.61
1 Year                                  42.23              38.23
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                         Gross               Net
                                         2.74%              2.74%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Emerging     MSCI Emerging
                                   Markets Fund       Markets Index
5/97                                 $ 10,000           $ 10,000
5/99                                 $  7,782           $  7,419
5/01                                 $  7,515           $  6,848
5/03                                 $  7,738           $  6,876
5/05                                 $ 13,057           $ 12,653
5/07                                 $ 27,289           $ 24,706

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through 4/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2007)

                                          If                 If
Period                                   Held             Redeemed
10 Years                                10.56%             10.56%
5 Years                                 27.73              27.73
1 Year                                  42.33              42.33
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                         Gross               Net
                                         2.65%              2.65%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Emerging     MSCI Emerging
                                   Markets Fund       Markets Index
5/97                                 $ 10,000           $ 10,000
5/99                                 $  7,736           $  7,419
5/01                                 $  7,476           $  6,848
5/03                                 $  7,713           $  6,876
5/05                                 $ 13,021           $ 12,653
5/07                                 $ 27,287           $ 24,706

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                              CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2007)

                                          If                If
Period                                   Held            Redeemed
10 Years                                11.08%             11.08%
5 Years                                 28.44              28.44
1 Year                                  43.76              43.76
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                         Gross               Net
                                         2.52%              2.20%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Emerging     MSCI Emerging
                                   Markets Fund       Markets Index
5/97                                 $ 10,000          $ 10,000
5/99                                 $  7,827          $  7,419
5/01                                 $  7,613          $  6,848
5/03                                 $  7,881          $  6,876
5/05                                 $ 13,463          $ 12,653
5/07                                 $ 28,607          $ 24,706

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/08 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2007)

                                           If                If
Period                                    Held            Redeemed
10 Years                                12.32%             12.32%
5 Years                                 29.80              29.80
1 Year                                  45.09              45.09
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                         Gross               Net
                                         1.33%              1.33%

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Emerging     MSCI Emerging
                                   Markets Fund       Markets Index
5/97                                 $10,000            $10,000
5/99                                 $ 7,986            $ 7,419
5/01                                 $ 7,943            $ 6,848
5/03                                 $ 8,479            $ 6,876
5/05                                 $14,763            $12,653
5/06                                 $22,027            $17,827
5/07                                 $31,959            $24,706

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2006 through May 31, 2007.

Share Class                    A            B            C            R           Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 12/1/06
Ending Account Value       $1,225.50    $1,217.30    $1,218.20    $1,227.50    $1,233.50
(after expenses)
On 5/31/07
Expenses Paid              $    9.93    $   14.82    $   14.16    $   10.27    $    7.29
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, 2.68%, 2.56%, 1.85%, and 1.31% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2006 through May 31, 2007.

Share Class                    A            B            C            R           Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 12/1/06
Ending Account Value       $1,016.01    $1,011.57    $1,012.17    $1,015.71    $1,018.40
(after expenses)
On 5/31/07
Expenses Paid              $    9.00    $   13.44    $   12.84    $    9.30    $    6.59
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, 2.68%, 2.56%, 1.85%, and 1.31% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value
                 PREFERRED STOCKS - 3.4%
                 Materials - 0.7%
                 Diversified Metals & Mining - 0.7%
      96,396     Cia Vale Do Rio Doce                      $  3,693,093
                                                           ------------
                 Total Materials                           $  3,693,093
                                                           ------------
                 Media - 1.6%
                 Broadcasting & Cable Television - 1.6%
     506,026     Net Servicos de Comunicacao SA*           $  8,467,064
                                                           ------------
                 Total Media                               $  8,467,064
                                                           ------------
                 Banks - 1.1%
                 Diversified Banks - 1.1%
     125,730     Banco Itau Holding Financeira             $  5,551,714
                                                           ------------
                 Total Banks                               $  5,551,714
                                                           ------------
                 TOTAL PREFERRED STOCKS
                 (Cost $6,817,523)                         $ 17,711,871
                                                           ------------
                 COMMON STOCKS - 93.8%
                 Energy - 15.6%
                 Coal & Consumable Fuels - 1.2%
   4,781,000     Yanzhou Coal Mining - H*                  $  6,208,889
                                                           ------------
                 Integrated Oil & Gas - 8.8%
   5,413,500     China Petroleum & Chemical                $  5,918,507
     174,925     Gazprom (A.D.R.)*                            6,384,763
      88,100     Lukoil Holding (A.D.R.)                      6,609,923
      39,200     MOL Hungarian Oil and Gas Plc                5,050,517
     176,900     Petrobras Brasileiro (A.D.R.)               16,961,172
     139,100     Sasol, Ltd. (A.D.R.)                         5,059,067
                                                           ------------
                                                           $ 45,983,949
                                                           ------------
                 Oil & Gas Equipment & Services - 2.0%
     115,000     TelecomAsia Corp. Public Co., Ltd.        $  5,709,750
     136,900     TMK (G.D.R.) (144A)*                         5,002,806
                                                           ------------
                                                           $ 10,712,556
                                                           ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                              Value
                 Oil & Gas Exploration & Production - 1.6%
   5,102,400     CNOOC, Ltd.                                       $  4,807,976
      66,200     Surgutneftegaz (A.D.R.)*(c)                          3,585,849
                                                                   ------------
                                                                   $  8,393,825
                                                                   ------------
                 Oil & Gas Refining & Marketing - 2.0%
     281,100     Polski Koncern Naftowy Orlen SA                   $  4,860,663
      64,600     Reliance Industries, Ltd. (G.D.R.) (144A)            5,602,758
                                                                   ------------
                                                                   $ 10,463,421
                                                                   ------------
                 Total Energy                                      $ 81,762,640
                                                                   ------------
                 Materials - 11.3%
                 Construction Materials - 0.9%
   7,978,000     PT Indocement Tunggal Prakarsa Tbk                $  5,009,267
                                                                   ------------
                 Diversified Metals & Mining - 5.7%
     266,700     Companhia Vale do Rio Doce (A.D.R.) (c)           $ 10,235,946
      61,400     Freeport-McMoRan Copper & Gold, Inc. (Class B)       4,832,180
     111,500     KGHM Polska Mie SA*                                  4,555,578
      28,900     Norilsk Nickel                                       5,507,967
   2,872,400     PT Aneka Tambang Tbk                                 4,547,089
                                                                   ------------
                                                                   $ 29,678,760
                                                                   ------------
                 Gold - 2.4%
     297,100     Gold Fields, Ltd. (A.D.R.)*                       $  5,145,772
     385,800     IAMGOLD Corp. (c)                                    2,812,482
   8,956,875     Zijin Mining Group Co., Ltd.*                        4,706,417
                                                                   ------------
                                                                   $ 12,664,671
                                                                   ------------
                 Precious Metals & Minerals - 2.3%
      42,800     Anglo American Platinum Corp., Ltd.               $  7,156,872
     153,500     Compania de Minas Buenaventura SA (c)                5,146,855
                                                                   ------------
                                                                   $ 12,303,727
                                                                   ------------
                 Total Materials                                   $ 59,656,425
                                                                   ------------
                 Capital Goods - 15.8%
                 Aerospace & Defense - 0.9%
     114,500     Elbit Systems, Ltd.                               $  4,940,792
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                                   Value
                 Construction & Engineering - 6.2%
     713,500     Aveng, Ltd.                                            $  4,994,569
   3,761,900     China Communications Construction Co., Ltd.*              5,150,818
   6,307,678     Continental Engineering Corp.*                            4,841,999
   1,260,884     Empressa ICA Sociedad Controladora SA de C.V.*            5,652,109
      49,900     GS Engineering & Construction Corp.*                      6,676,464
     110,100     Kyeryong Construction Industrial Co., Ltd.*               5,260,733
                                                                        ------------
                                                                        $ 32,576,692
                                                                        ------------
                 Construction & Farm Machinery & Heavy Trucks - 5.7%
     142,200     Daewoo Heavy Industries & Machinery, Ltd.              $  7,044,220
      23,170     Hyundai Heavy Industries*                                 7,949,920
     187,700     Samsung Heavy Industries Co., Ltd.*                       8,292,782
   5,846,000     Yangzijiang Shipbuilding*                                 6,573,692
                                                                        ------------
                                                                        $ 29,860,614
                                                                        ------------
                 Industrial Conglomerates - 3.0%
     174,200     Barloworld                                             $  4,822,366
     717,400     Keppel Corp.                                              5,185,893
           1     KOC Holding AS*                                                   5
     576,400     Murray & Roberts Holdings                                 5,456,169
                                                                        ------------
                                                                        $ 15,464,433
                                                                        ------------
                 Total Capital Goods                                    $ 82,842,531
                                                                        ------------
                 Transportation - 2.0%
                 Marine - 1.0%
   2,590,000     China Shipping Development Co., Ltd.                   $  5,112,430
                                                                        ------------
                 Railroads - 1.0%
     404,900     All America Latina Logistica                           $  5,174,306
                                                                        ------------
                 Total Transportation                                   $ 10,286,736
                                                                        ------------
                 Consumer Durables & Apparel - 2.9%
                 Homebuilding - 2.0%
     829,500     Corporacion GEO, SA de C.V.*                           $  4,717,649
     428,760     Cyrela Brazil Realty SA*                                  5,552,720
                                                                        ------------
                                                                        $ 10,270,369
                                                                        ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                      Value
                 Housewares & Specialties - 0.9%
     138,000     Woongjin Coway Co., Ltd.*                 $  4,778,716
                                                           ------------
                 Total Consumer Durables & Apparel         $ 15,049,085
                                                           ------------
                 Consumer Services - 1.0%
                 Hotels, Resorts & Cruise Lines - 1.0%
   1,406,500     Indian Hotels Co., Ltd.                   $  5,056,591
                                                           ------------
                 Total Consumer Services                   $  5,056,591
                                                           ------------
                 Media - 1.8%
                 Broadcasting & Cable Television - 0.8%
     582,300     Television Broadcasts, Ltd.               $  4,090,263
                                                           ------------
                 Movies & Entertainment - 1.0%
     204,300     CTC Media, Inc.*(c)                       $  5,223,951
                                                           ------------
                 Total Media                               $  9,314,214
                                                           ------------
                 Retailing - 4.6%
                 Apparel Retail - 1.0%
     893,100     Truworths International, Ltd.             $  5,203,875
                                                           ------------
                 Department Stores - 2.8%
      49,300     Hyundai Department Store Co., Ltd.*       $  6,098,701
     509,200     Lojas Renner SA*                             8,475,204
                                                           ------------
                                                           $ 14,573,905
                                                           ------------
                 Homefurnishing Retail - 0.8%
     378,100     Ellerine Holdings, Ltd.                   $  4,148,181
                                                           ------------
                 Total Retailing                           $ 23,925,961
                                                           ------------
                 Food & Drug Retailing - 1.9%
                 Food Retail - 1.0%
   1,885,000     President Chain Store Corp.               $  5,128,694
                                                           ------------
                 Hypermarkets & Supercenters - 0.9%
     377,600     Massmart Holdings, Ltd.                   $  4,933,234
                                                           ------------
                 Total Food & Drug Retailing               $ 10,061,928
                                                           ------------
                 Food, Beverage & Tobacco - 1.5%
                 Soft Drinks - 1.5%
     199,200     Fomento Economico Mexicano SA de C.V.     $  7,936,128
                                                           ------------
                 Total Food, Beverage & Tobacco            $  7,936,128
                                                           ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                         Value
                 Household & Personal Products - 2.1%
                 Household Products - 1.0%
      35,100     LG Household & Health Care, Ltd.*            $  5,463,073
                                                              ------------
                 Personal Products - 1.1%
     105,500     Oriflame Cosmetics SA                        $  5,528,263
                                                              ------------
                 Total Household & Personal Products          $ 10,991,336
                                                              ------------
                 Banks - 14.9%
                 Diversified Banks - 14.9%
     204,608     Banco Bradesco SA (c)                        $  5,194,997
     137,700     Banco do Brasil SA                              5,685,401
     900,300     Bank Hapoalim, Ltd.                             4,867,385
   1,632,100     Bumiputra-Commerce Holdings Berhad              5,707,562
   8,128,100     China Construction Bank*                        4,860,458
   6,180,000     Chinatrust Financial Holding Co., Ltd.*         4,682,777
      95,467     Hana Financial Holdings*                        4,824,734
   9,230,000     Industrial and Commerical Bank of China*        4,825,436
     234,500     Kazkommertsbank (144A)*                         4,795,525
       7,331     Kookmin Bank*                                     663,873
      74,200     Kookmin Bank (A.D.R.)*(c)                       6,706,938
       1,400     Sberbank RF*                                    4,940,542
      86,500     Shinhan Financial Group Co., Ltd.*              5,334,227
     310,286     Standard Bank Group, Ltd.                       4,581,565
           1     Turkiye Is Bankasi (Isbank)                             4
   1,868,400     Turkiye Vakiflar Bankasi*                       5,095,370
      48,839     Uniao de Bancos Brasileiros SA (Unibanco)
                 (G.D.R.) (144A)                                 5,485,108
                                                              ------------
                                                              $ 78,251,902
                                                              ------------
                 Total Banks                                  $ 78,251,902
                                                              ------------
                 Diversified Financials - 2.7%
                 Investment Banking & Brokerage - 1.0%
     458,600     VTB Bank OJSC (G.D.R.) (144A)*               $  5,136,320
                                                              ------------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                               Value
                 Other Diversified Financial Services - 1.7%
   1,006,600     African Bank Investments, Ltd.*                    $  4,443,938
   1,441,197     FirstRand, Ltd.                                       4,618,988
                                                                    ------------
                                                                    $  9,062,926
                                                                    ------------
                 Total Diversified Financials                       $ 14,199,246
                                                                    ------------
                 Insurance - 2.8%
                 Life & Health Insurance - 0.9%
     232,456     Cathay Financial Holding Co., Ltd. (G.D.R.)
                 (144A)*                                            $  4,940,165
                                                                    ------------
                 Property & Casualty Insurance - 1.9%
     839,450     Aksigorta A.S.                                     $  4,642,492
     174,900     Dongbu Insurance Co., Ltd.*                           5,508,309
                                                                    ------------
                                                                    $ 10,150,801
                                                                    ------------
                 Total Insurance                                    $ 15,090,966
                                                                    ------------
                 Real Estate - 1.8%
                 Real Estate Management & Development - 1.8%
  15,881,520  1  Ayala Land, Inc.                                   $  5,309,330
     341,100     Sistema Hals (G.D.R.) (144A)*                         4,331,970
                                                                    ------------
                                                                    $  9,641,300
                                                                    ------------
                 Total Real Estate                                  $  9,641,300
                                                                    ------------
                 Technology Hardware & Equipment - 1.4%
                 Electronic Manufacturing Services - 1.4%
   1,061,591     Hon Hai Precision Industry                         $  7,492,414
                                                                    ------------
                 Total Technology Hardware & Equipment              $  7,492,414
                                                                    ------------
                 Semiconductors - 1.9%
                 Semiconductors - 1.9%
   1,276,375     Taiwan Semiconductor Manufacturing Co.             $  2,630,573
     659,800     Taiwan Semiconductor Manufacturing Co. (A.D.R.)       7,198,418
                                                                    ------------
                                                                    $  9,828,991
                                                                    ------------
                 Total Semiconductors                               $  9,828,991
                                                                    ------------
                 Telecommunication Services - 6.9%
                 Integrated Telecommunication Services - 0.9%
   4,481,900     PT Telekomunikasi Indonesia                        $  4,895,320
                                                                    ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                                Value
                 Wireless Telecommunication Services - 6.0%
      98,300     America Movil (A.D.R.)                              $  5,952,066
      93,200     Mobile Telesystems (A.D.R.)*                           5,049,576
     359,500     MTN Group, Ltd.                                        4,928,496
      87,700     Philippine Long Distance Telephone Co.                 4,836,872
     457,800     Reliance Communications, Ltd.*                         5,721,777
      49,200     Vimpel-Communications (A.D.R.)                         5,058,252
                                                                     ------------
                                                                     $ 31,547,039
                                                                     ------------
                 Total Telecommunication Services                    $ 36,442,359
                                                                     ------------
                 Utilities - 0.9%
                 Water Utilities - 0.9%
   2,075,300     Sino-Environment Technology Group*                  $  4,483,636
                                                                     ------------
                 Total Utilities                                     $  4,483,636
                                                                     ------------
                 TOTAL COMMON STOCKS
                 (Cost $300,034,957)                                 $492,314,389
                                                                     ------------

   Principal
      Amount
                 TEMPORARY CASH INVESTMENTS - 7.5%
                 Repurchase Agreement - 2.7%
 $14,000,000     UBS Warburg, Inc., 4.95%, dated 5/31/07,
                 repurchase price of $14,000,000 plus accrued
                 interest on 6/1/07 collateralized by $14,052,000
                 U.S. Treasury Note, 4.75%, 12/31/08                 $ 14,000,000
                                                                     ------------

      Shares
                 Security Lending Collateral - 4.8%
  25,527,973     Securities Lending Investment Fund, 5.26%           $ 25,527,973
                                                                     ------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $39,527,973)                                  $ 39,527,973
                                                                     ------------
                 TOTAL INVESTMENT IN SECURITIES - 104.7%
                 (Cost $346,380,453) (a) (b)                         $549,554,233
                                                                     ------------
                 OTHER ASSETS AND LIABILITIES - (4.7)%               $(24,526,614)
                                                                     ------------
                 TOTAL NET ASSETS - 100.0%                           $525,027,619
                                                                     ============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.)  American Depositary Receipt.

(G.D.R.)  Global Depositary Receipt.

*         Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2007, the value of these securities amounted to $35,294,652 or 6.7% of total net assets.

(a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $346,530,903 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                         $203,879,641
          Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                             (856,311)
                                                                                   ------------
          Net unrealized gain                                                      $203,023,330
                                                                                   ============

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

          Brazil                                                                           15.8%
          South Korea                                                                      14.6
          South Africa                                                                     12.8
          Russia                                                                           10.1
          People's Republic of China                                                        9.4
          Taiwan                                                                            7.2
          Mexico                                                                            4.8
          India                                                                             3.2
          Indonesia                                                                         2.8
          Philippines                                                                       2.0
          United States                                                                     2.0
          Israel                                                                            1.9
          Turkey                                                                            1.9
          Singapore                                                                         1.9
          Poland                                                                            1.8
          Argentina                                                                         1.1
          Malaysia                                                                          1.1
          Sweden                                                                            1.1
          Peru                                                                              1.0
          Hungary                                                                           1.0
          Other (Individually less than 1%)                                                 2.5
                                                                                          -----
                                                                                          100.0%
                                                                                          =====

The accompanying notes are an integral part of these financial statements.   25

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(c)       At May 31, 2007, the following securities were out on loan:

           Shares    Security                                     Value
          202,562    Banco Bradesco SA                      $ 5,143,049
          264,033    Companhia Vale do Rio Doce (A.D.R.)     10,133,587
           43,755    IAMGOLD Corp.                              318,974
           38,005    Kookmin Bank (A.D.R.)*                   3,435,272
           30,000    Compania de Minas Buenaventura SA        1,005,900
           65,538    Surgutneftegaz (A.D.R.)*                 3,550,193
           53,964    CTC Media, Inc.*                         1,379,859
                                                            -----------
                     Total                                  $24,966,835
                                                            ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $125,398,074 and $94,609,228, respectively.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $24,966,835) (cost $346,380,453)                                   $549,554,233
  Cash
  Foreign currencies, at value (cost $168,481)                             168,815
  Receivables -
   Fund shares sold                                                      2,338,827
   Dividends, interest and foreign taxes withheld                        1,482,829
   Due from Pioneer Investment Management, Inc.                                538
  Other                                                                    109,048
                                                                      ------------
     Total assets                                                     $553,654,290
                                                                      ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                    $    763,720
   Fund shares repurchased                                               1,166,718
   Upon return of securities loaned                                     25,527,973
  Due to bank                                                              640,151
  Due to affiliates                                                        124,921
  Accrued expenses                                                         118,084
  Reserve for repatration taxes                                            285,104
                                                                      ------------
     Total liabilities                                                $ 28,626,671
                                                                      ------------
NET ASSETS:
  Paid-in capital                                                     $284,921,171
  Undistributed net investment income                                      840,793
  Accumulated net realized gain on investments and foreign
    currency transactions                                               36,339,534
  Net unrealized gain on investments                                   202,888,676
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies          37,445
                                                                      ------------
     Total net assets                                                 $525,027,619
                                                                      ============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $326,404,393/9,206,300 shares)                    $      35.45
                                                                      ============
  Class B (based on $53,426,546/1,675,633 shares)                     $      31.88
                                                                      ============
  Class C (based on $75,154,033/2,361,522 shares)                     $      31.82
                                                                      ============
  Class R (based on $7,470,994/215,340 shares)                        $      34.69
                                                                      ============
  Class Y (based on $62,571,653/1,659,532 shares)                     $      37.70
                                                                      ============
MAXIMUM OFFERING PRICE:
  Class A ($35.45 [divided by] 94.25%)                                $      37.61
                                                                      ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $248,672)        $ 4,970,029
  Interest                                                         234,755
  Income from securities loaned, net                                25,487
                                                               -----------
     Total investment income                                                  $ 5,230,271
                                                                              -----------
EXPENSES:
  Management fees                                              $ 2,555,473
  Transfer agent fees and expenses
   Class A                                                         337,622
   Class B                                                          95,121
   Class C                                                          86,476
   Class R                                                             568
   Class Y                                                             348
  Distribution fees
   Class A                                                         329,000
   Class B                                                         246,420
   Class C                                                         328,329
   Class R                                                           8,516
  Administrative reimbursements                                     49,998
  Custodian fees                                                   196,800
  Registration fees                                                 30,317
  Professional fees                                                 32,657
  Printing expense                                                  29,711
  Fees and expenses of nonaffiliated trustees                        1,015
  Miscellaneous                                                     14,622
                                                               -----------
     Total expenses                                                           $ 4,342,993
     Less fees paid indirectly                                                    (24,243)
                                                                              -----------
     Net expenses                                                             $ 4,318,750
                                                                              -----------
       Net investment income                                                  $   911,521
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments (net of foreign capital gains taxes
     of $20,938)                                               $27,895,578
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            (404,726)   $27,490,852
                                                               -----------    -----------
  Change in net unrealized gain (loss) on:
   Investments (net decrease in reserve for capital gains
     taxes of $2,165)                                          $63,176,141
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                  (7,010)   $63,169,131
                                                               -----------    -----------
  Net gain on investments and foreign currency transactions                   $90,659,983
                                                                              -----------
  Net increase in net assets resulting from operations                        $91,571,504
                                                                              ===========

28 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                            Six Months Ended
                                                                5/31/07          Year Ended
                                                              (unaudited)         11/30/06
FROM OPERATIONS:
Net investment income                                        $     911,521      $    1,050,472
Net realized gain on investments and foreign currency
  transactions                                                  27,490,852          42,143,035
Change in net unrealized gain on investments and
  foreign currency transactions                                 63,169,131          56,850,888
                                                             -------------      --------------
    Net increase in net assets resulting from operations     $  91,571,504      $  100,044,395
                                                             -------------      --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.07 and $0.11 per share, respectively)        $    (589,401)     $     (732,632)
    Class B ($0.00 and $0.00 per share, respectively)                    -              (5,779)
    Class C ($0.00 and $0.02 per share, respectively)                    -             (45,100)
    Class R ($0.14 and $0.14 per share, respectively)               (6,686)               (885)
    Class Y ($0.21 and $0.28 per share, respectively)             (326,752)           (258,939)
Net realized gain:
    Class A ($0.00 and $3.07 per share, respectively)                    -         (22,991,864)
    Class B ($0.00 and $3.07 per share, respectively)                    -          (5,106,379)
    Class C ($0.00 and $3.07 per share, respectively)                    -          (6,353,700)
    Class R ($0.00 and $3.07 per share, respectively)                    -            (110,415)
    Class Y ($0.00 and $3.07 per share, respectively)                    -          (4,253,391)
                                                             -------------      --------------
     Total distributions to shareowners                      $    (922,839)     $  (39,859,084)
                                                             -------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  96,215,281      $  167,728,900
Reinvestment of distributions                                      794,029          34,267,340
Cost of shares repurchased                                     (59,793,965)       (130,479,896)
Redemption fees                                                          -              59,359
                                                             -------------      --------------
    Net increase in net assets resulting from
     Fund share transactions                                 $  37,215,345      $   71,575,703
                                                             -------------      --------------
    Net increase in net assets                               $ 127,864,010      $  131,761,014
NET ASSETS:
Beginning of period                                            397,163,609         265,402,595
                                                             -------------      --------------
End of period                                                $ 525,027,619      $  397,163,609
                                                             =============      ==============
Undistributed net investment income                          $     840,793      $      852,111
                                                             =============      ==============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                  '07 Shares     '07 Amount      '06 Shares      '06 Amount
                                 (unaudited)     (unaudited)
CLASS A
Shares sold                        2,033,770    $  64,142,263     3,768,602    $ 105,916,751
Reinvestment of distributions         17,020          518,316       732,314       20,634,985
Less shares repurchased           (1,107,083)     (34,292,459)   (2,772,335)     (77,021,963)
                                  ----------    -------------    ----------    -------------
    Net increase                     943,707    $  30,368,120     1,728,581    $  49,529,773
                                  ==========    =============    ==========    =============
CLASS B
Shares sold                          216,083    $   6,194,639       774,498    $  19,732,791
Reinvestment of distributions             59            1,697       175,821        4,483,106
Less shares repurchased             (385,396)     (10,750,422)   (1,097,916)     (27,980,601)
                                  ----------    -------------    ----------    -------------
    Net decrease                    (169,254)   $  (4,554,086)     (147,597)   $  (3,764,704)
                                  ==========    =============    ==========    =============
CLASS C
Shares sold                          427,298    $  12,185,463       859,501    $  22,156,930
Reinvestment of distributions            113            3,035       210,174        5,342,957
Less shares repurchased             (364,201)     (10,281,240)     (832,205)     (21,050,652)
                                  ----------    -------------    ----------    -------------
    Net increase                      63,210    $   1,907,258       237,470    $   6,449,235
                                  ==========    =============    ==========    =============
CLASS R
Shares sold                          186,974    $   5,883,868        36,879    $   1,092,750
Reinvestment of distributions            208            6,198         3,705          102,803
Less shares repurchased              (11,892)        (381,014)       (6,309)        (175,697)
                                  ----------    -------------    ----------    -------------
    Net increase                     175,290    $   5,509,052        34,275    $   1,019,856
                                  ==========    =============    ==========    =============
CLASS Y
Shares sold                          238,267    $   7,809,048       629,621    $  18,829,678
Reinvestment of distributions          8,190          264,783       123,758        3,703,489
Less shares repurchased             (123,876)      (4,088,830)     (145,668)      (4,250,983)
                                  ----------    -------------    ----------    -------------
    Net increase                     122,581    $   3,985,001       607,711    $  18,282,184
                                  ==========    =============    ==========    =============

30 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended         Year         Year         Year       Year       Year
                                                              5/31/07       Ended        Ended         Ended      Ended     Ended
CLASS A                                                     (unaudited)    11/30/06     11/30/05     11/30/04   11/30/03   11/30/02
Net asset value, beginning of period                         $   29.06     $  23.64     $  17.88     $  14.47   $  10.11   $  9.91
                                                             ---------     --------     --------     --------   --------   -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $    0.08     $  0.15      $   0.19     $   0.10   $   0.07   $ (0.01)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                           6.38         8.45         6.22         3.35       4.29      0.21
                                                             ---------     --------     --------     --------   --------   -------
  Net increase from investment operations                    $    6.46     $   8.60     $   6.41     $   3.45   $   4.36   $  0.20
                                                             ---------     --------     --------     --------   --------   -------
Distributions to shareowners:
 Net investment income                                       $   (0.07)    $  (0.11)    $      -     $  (0.04)  $      -   $     -
 Net realized gain                                                   -        (3.07)       (0.65)           -          -         -
                                                             ---------     --------     --------     --------   --------   -------
 Total distributions                                         $   (0.07)    $  (3.18)    $  (0.65)    $  (0.04)  $      -   $     -
                                                             ---------     --------     --------     --------   --------   -------
 Redemption fee                                              $       -     $      -(a)  $      -(a)  $      -   $      -   $     -
                                                             ---------     --------     --------     --------   --------   -------
Net increase in net asset value                              $    6.39     $   5.42     $   5.76     $   3.41   $   4.36   $  0.20
                                                             ---------     --------     --------     --------   --------   -------
Net asset value, end of period                               $   35.45     $  29.06     $  23.64     $  17.88   $  14.47   $ 10.11
                                                             =========     ========     ========     ========   ========   =======
Total return*                                                    22.55%       36.84%       35.82%       23.86%     43.13%     2.02%
Ratio of net expenses to average net assets+                      1.80%**      1.90%        2.15%        2.17%      2.65%     2.58%
Ratio of net investment income to average net assets+             0.56%**      0.49%        0.87%        0.61%      0.51%    (0.09)%
Portfolio turnover rate                                             44%**        42%          69%          69%        88%      101%
Net assets, end of period (in thousands)                      $326,404     $240,097     $154,442     $146,503   $121,974   $94,999
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.80%**      1.90%        2.23%        2.24%      2.65%     2.58%
 Net investment income (loss)                                     0.56%**      0.49%        0.79%        0.54%      0.51%    (0.09)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.79%**      1.89%        2.15%        2.17%      2.64%     2.57%
 Net investment income (loss)                                     0.57%**      0.50%        0.87%        0.61%      0.52%    (0.08)%

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 31

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended        Year       Year         Year       Year       Year
                                                               5/31/07      Ended      Ended         Ended      Ended     Ended
CLASS B                                                      (unaudited)   11/30/06   11/30/05     11/30/04   11/30/03   11/30/02
Net asset value, beginning of period                         $   26.19     $ 21.62    $  16.52      $ 13.46    $  9.47    $  9.34
                                                             ---------     -------    --------      -------    -------    -------
Increase (decrease) from investment operations:
 Net investment loss                                         $   (0.05)    $ (0.09)   $  (0.00)(a)  $ (0.01)   $ (0.08)   $ (0.58)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                           5.74        7.73        5.75         3.07       4.07       0.71
                                                             ---------     -------    --------      -------    -------    -------
  Net increase from investment operations                    $    5.69     $  7.64    $   5.75      $  3.06    $  3.99    $  0.13
                                                             ---------     -------    --------      -------    -------    -------
Distributions to shareowners:
 Net investment income                                       $       -     $     -(a) $      -      $     -    $     -    $     -
 Net realized gain                                                   -       (3.07)      (0.65)           -          -          -
                                                             ---------     -------    --------      -------    -------    -------
 Total distributions                                         $       -     $ (3.07)   $  (0.65)     $     -    $     -    $     -
                                                             ---------     -------    --------      -------    -------    -------
 Redemption fee                                              $       -     $     -(a) $      -(a)   $     -    $     -    $     -
                                                             ---------     -------    --------      -------    -------    -------
Net increase in net asset value                              $    5.69     $  4.57    $   5.10      $  3.06    $  3.99    $  0.13
                                                             ---------     -------    --------      -------    -------    -------
Net asset value, end of period                               $   31.88     $ 26.19    $  21.62      $ 16.52    $ 13.46    $  9.47
                                                             =========     =======    ========      =======    =======    =======
Total return*                                                    21.73%      35.72%      34.78%       22.73%     42.13%      1.39%
Ratio of net expenses to average net assets+                      2.69%**     2.74%       2.94%        2.89%      3.37%      3.21%
Ratio of net investment income (loss) to average net assets+     (0.39)%**   (0.34)%      0.04%       (0.10)%    (0.26)%    (0.66)%
Portfolio turnover rate                                             44%**       42%         69%          69%        88%       101%
Net assets, end of period (in thousands)                     $  53,427     $48,312    $ 43,085      $36,352    $38,615    $29,674
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.69%**     2.74%       2.96%        2.95%      3.37%      3.21%
 Net investment income (loss)                                    (0.39)%**   (0.34)%      0.02%       (0.16)%    (0.26)%    (0.66)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.67%**     2.71%       2.94%        2.89%      3.37%      3.21%
 Net investment income (loss)                                    (0.37)%**   (0.31)%      0.04%       (0.10)%    (0.26)%    (0.66)%


(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

32 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended        Year      Year       Year        Year       Year
                                                                 5/31/07       Ended    Ended      Ended        Ended     Ended
CLASS C                                                        (unaudited)   11/30/06  11/30/05   11/30/04    11/30/03   11/30/02
Net asset value, beginning of period                           $   26.12     $ 21.58   $ 16.47    $  13.39     $  9.42    $  9.29
                                                               ---------     -------   -------    --------     -------    -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $   (0.03)    $ (0.06)  $  0.02    $   0.00(a)  $ (0.14)   $ (0.18)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                             5.73        7.69      5.74        3.08        4.11       0.31
                                                               ---------     -------   -------    --------     -------    -------
  Net increase from investment operations                      $    5.70     $  7.63   $  5.76    $   3.08     $  3.97    $  0.13
                                                               ---------     -------   -------    --------     -------    -------
Distributions to shareowners:
 Net investment income                                         $       -     $ (0.02)  $     -    $      -     $     -    $     -
 Net realized gain                                                     -       (3.07)    (0.65)          -           -          -
                                                               ---------     -------   -------    --------     -------    -------
 Total distributions                                           $       -     $ (3.09)  $ (0.65)   $      -     $     -    $     -
                                                               ---------     -------   -------    --------     -------    -------
 Redemption fee                                                $       -     $     -   $     -(a) $      -     $     -    $     -
                                                               ---------     -------   -------    --------     -------    -------
Net increase in net asset value                                $    5.70     $  4.54   $  5.11    $   3.08     $  3.97    $  0.13
                                                               ---------     -------   -------    --------     -------    -------
Net asset value, end of period                                 $   31.82     $ 26.12   $ 21.58    $  16.47     $ 13.39    $  9.42
                                                               =========     =======   =======    ========     =======    =======
Total return*                                                      21.82%      35.75%    34.94%      23.00%      42.14%      1.40%
Ratio of net expenses to average net assets+                        2.57%**     2.65%     2.80%       2.78%       3.32%      3.16%
Ratio of net investment income (loss) to average net assets+       (0.23)%**   (0.27)%    0.15%      (0.01)%     (0.18)%    (0.63)%
Portfolio turnover rate                                               44%**       42%       69%         69%         88%       101%
Net assets, end of period (in thousands)                       $  75,154     $60,039   $44,468    $ 36,579     $25,632    $29,239
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.57%**     2.65%     2.82%       2.86%       3.32%      3.16%
 Net investment income (loss)                                      (0.23)%**   (0.27)%    0.13%      (0.08)%     (0.18)%    (0.63)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.56%**     2.64%     2.80%       2.78%       3.32%      3.15%
 Net investment income (loss)                                      (0.22)%**   (0.26)%    0.15%      (0.01)%     (0.18)%    (0.62)%


(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 33

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended    Year        Year       Year     4/1/03 (a)
                                                                  5/31/07        Ended        Ended      Ended        to
CLASS R                                                         (unaudited)     11/30/06    11/30/05   11/30/04   11/30/03
Net asset value, beginning of period                            $   28.52       $ 23.37      $ 17.72    $ 14.51    $  9.57
                                                                ---------       -------      -------    -------    -------
Increase from investment operations:
 Net investment income                                          $    0.12       $  0.10      $  0.12    $  0.11    $  0.02
 Net realized and unrealized gain on investments and foreign
  currency transactions                                              6.19          8.26         6.18       3.25       4.93
                                                                ---------       -------      -------    -------    -------
  Net increase from investment operations                       $    6.31       $  8.36      $  6.30    $  3.36    $  4.95
                                                                ---------       -------      -------    -------    -------
Distributions to shareowners:
 Net investment income                                          $   (0.14)      $ (0.14)     $     -    $ (0.15)   $ (0.01)
 Net realized gain                                                      -         (3.07)       (0.65)         -          -
                                                                ---------       -------      -------    -------    -------
 Total distributions                                            $   (0.14)      $ (3.21)     $ (0.65)   $ (0.15)   $ (0.01)
                                                                ---------       -------      -------    -------    -------
 Redemption fee                                                 $       -       $     -(b)   $     -    $     -    $     -
                                                                ---------       -------      -------    -------    -------
Net increase in net asset value                                 $    6.17       $  5.15      $  6.30    $  3.21    $  4.94
                                                                ---------       -------      -------    -------    -------
Net asset value, end of period                                  $   34.69       $ 28.52      $ 23.37    $ 17.72    $ 14.51
                                                                =========       =======      =======    =======    =======
Total return*                                                       22.75%        36.30%       35.53%     23.35%     51.74%
Ratio of net expenses to average net assets+                         1.86%**       2.52%        2.37%      2.61%      2.13%**
Ratio of net investment income (loss) to average net assets+        (0.80)%**     (0.21)%       0.53%      0.13%      0.56%**
Portfolio turnover rate                                                44%**         42%          69%        69%        88%
Net assets, end of period (in thousands)                        $   7,471       $ 1,142      $   135    $    59    $     2
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.86%**       2.26%        2.58%      2.70%      2.13%**
 Net investment income (loss)                                       (0.80)%**     (0.06)%       0.32%      0.04%      0.56%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.85%**       2.51%        2.37%      2.61%      2.13%**
 Net investment income (loss)                                       (0.81)%**     (0.45)%       0.53%      0.13%      0.56%**


(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

34 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended       Year       Year       Year      Year      Year
                                                                 5/31/07     Ended      Ended      Ended     Ended     Ended
CLASS Y                                                        (unaudited)  11/30/06   11/30/05   11/30/04  11/30/03  11/30/02
Net asset value, beginning of period                            $ 30.95     $25.04     $18.78     $ 15.19   $ 10.51   $ 10.20
                                                                -------     ------     ------     -------   -------   -------
Increase from investment operations:
 Net investment income                                          $  0.17     $ 0.34     $ 0.16     $  0.28   $  0.19   $  0.13
 Net realized and unrealized gain on investments and foreign
  currency transactions                                            6.79       8.92       6.75        3.47      4.50      0.18
                                                                -------     ------     ------     -------   -------   -------
  Net increase from investment operations                       $  6.96     $ 9.26     $ 6.91     $  3.75   $  4.69   $  0.31
                                                                -------     ------     ------     -------   -------   -------
Distributions to shareowners:
 Net investment income                                          $ (0.21)    $(0.28)    $    -     $ (0.16)  $ (0.01)  $     -
 Net realized gain                                                    -      (3.07)     (0.65)          -         -         -
                                                                -------     ------     ------     -------   -------   -------
 Total distributions                                            $ (0.21)    $(3.35)    $(0.65)    $ (0.16)  $ (0.01)  $     -
                                                                -------     ------     ------     -------   -------   -------
 Redemption fee                                                 $     -     $    -(a)       -(a)  $     -   $     -   $     -
                                                                -------     ------     ------     -------   -------   -------
Net increase in net asset value                                 $  6.75     $ 5.91     $ 6.26     $  3.59   $  4.68   $  0.31
                                                                -------     ------     ------     -------   -------   -------
Net asset value, end of period                                  $ 37.70     $30.95     $25.04     $ 18.78   $ 15.19   $ 10.51
                                                                =======     ======     ======     =======   =======   =======
Total return*                                                     23.35%     37.60%     36.77%      24.86%    44.63%     3.04%
Ratio of net expenses to average net assets+                       1.31%**    1.33%      1.40%       1.30%     1.60%     1.58%
Ratio of net investment income to average net assets+              1.05%**    1.02%      1.66%       1.46%     1.52%     0.93%
Portfolio turnover rate                                              44%**      42%        69%         69%       88%      101%
Net assets, end of period (in thousands)                        $62,572     $47,573    $23,273    $54,440   $59,444   $41,683
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.31%**    1.33%      1.40%       1.37%     1.60%     1.58%
 Net investment income                                             1.05%**    1.02%      1.66%       1.39%     1.52%     0.93%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.31%**    1.33%      1.40%       1.30%     1.60%     1.58%
 Net investment income                                             1.05%**    1.02%      1.66%       1.46%     1.52%     0.93%


(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 35

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     countries. During the six months ended May 31, 2007, the Fund paid $20,938 in such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2007, the Fund had $285,104 in reserve related to capital gains.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2006, the Fund has reclassified $965,639 to increase undistributed net investment income, $3,787,873 to increase accumulated net realized gain on investments and $4,753,512 to decrease paid-in capital to reflect permanent book/ tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     At November 30, 2006, the Fund had a net capital loss carryforward of $1,842,322 which will expire in 2008, if not utilized.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                      $ 1,362,420
Long-term capital gain                                                38,496,664
                                                                     -----------
  Total                                                              $39,859,084
                                                                     ===========
--------------------------------------------------------------------------------

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                       $  1,279,245
Undistributed long-term gain                                          10,415,180
Capital loss carryforward limited
 from merger                                                          (1,842,322)
Unrealized appreciation                                              139,605,680
                                                                    ------------
  Total                                                             $149,457,783
                                                                    ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market on forward currency contracts.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A.(UniCredito Italiano), earned $48,864 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2007.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's Portfolio. Effective December 31, 2003, management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. Prior to December 31, 2003, the management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2010 for Class A shares and through April 1, 2008 for Class B, Class C and Class R shares.

Prior to April 1, 2006, the expense limitation for Class A, Class B, Class C and Class R shares was 2.15%, 3.05%, 3.05% and 2.40%, respectively, of the average daily net assets attributable to each class of shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2007, $16,655, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $102,468 in transfer agent fees payable to PIMSS at May 31, 2007.

4.   Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

is $5,798 in distribution fees payable to PFD at May 31, 2007. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSCs for class R shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2007, CDSCs in the amount of $35,956 were paid to PFD.

5.   Directed Brokerage and Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund under which the brokers provide services to the Fund in addition to trade execution. These services may include payments of certain expenses on behalf of the Fund. However, for the six months ended May 31, 2007, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2007, the Fund's expenses were reduced by $24,243 under such arrangements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

6.   Forward Foreign Currency Contracts

At May 31, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2007, the Fund had no outstanding portfolio or settlement hedges.

7.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2007, there were no borrowings under this agreement.

8.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Daniel K. Kingsbury                             Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.